Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	$ 11,732	$ 15,971
Non- recurring charges, net		(5,002)
Income from operations	11,732	10,969
Ireland
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	(6,296)	2,589
Non- recurring charges, net		(85)
Income from operations	(9,296)	2,504
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	9,721	5,473
Non- recurring charges, net		(1,803)
Income from operations	9,721	3,670
U.S.
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	6,557	6,291
Non- recurring charges, net		(3,114)
Income from operations	6,557	3,177
Rest of the World
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	1,750	1,618
Income from operations	$ 1,750	$ 1,618